Debt - Summary of Debt (Detail) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 03, 2013	Nov. 30, 2012	Feb. 29, 2012
Debt Instrument [Line Items]
Long-term debt, current	$ 89,583,000		$ 369,000,000
Long-term debt, non current	2,795,845,000		2,781,242,000
Total debt	2,885,428,000		3,150,242,000
2015 Senior Unsecured Bonds
Debt Instrument [Line Items]
Long-term debt, current	0		286,500,000
Long-term debt, non current						$ 286,500,000.0
2018 Senior Secured Term Loan B
Debt Instrument [Line Items]
Long-term debt, current	7,500,000		7,500,000
Long-term debt, non current	721,958,000		728,706,000
Total debt				$ 750,000,000.0
Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term debt, current	82,083,000		75,000,000
Long-term debt, non current	775,000,000		804,167,000
Total debt		$ 985,000,000
2017 Senior Secured Bonds
Debt Instrument [Line Items]
Long-term debt, non current	498,887,000		498,369,000
Total debt					$ 500,000,000.0
2013 Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, non current	50,000,000		0
Total debt				500,000,000.0
2020 Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt, non current	$ 750,000,000		$ 750,000,000
Total debt				$ 750,000,000.0